Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
13.           Commitments and contingencies

Subscription agreement

On November 27, 2012, the Company and David N. Nemelka (the “Subscriber”), the brother of John F. Nemelka, a member of the Company’s board of directors, entered into a subscription agreement (the “Subscription Agreement”) whereby the Subscriber has agreed to purchase from the Company, and the Company has agreed to sell and issue, a total of 4,000,000  shares of the Company’s unregistered common stock at a purchase price equal to $0.25 per share, for an aggregate sales price of $1,000,000 (the “Purchase Price”).  The shares are subject to piggy-back registration rights if the Company files a registration statement for an offering of securities.

The Purchase Price shall be payable to the Company as follows: (i) $50,000 on or before January 31, 2013; (ii) $50,000 on or before February 15, 2013; and (iii) the balance of $900,000 on or before May 27, 2014 (the “Outside Due Date”).  The Subscriber may make payments of the Purchase Price at his discretion in minimum installments of $100,000 each, until the Outside Due Date.

In the event that at any time after February 15, 2013, the Company’s total available cash should be less than $100,000, the Subscriber shall, upon demand of the Company, pay to the Company $100,000 of the then outstanding balance of the Purchase Price, which payment shall be due within thirty (30) days of the demand.  There is no limit on the number of demands that the Company may make pursuant to this provision of the Subscription Agreement, provided, however, that in no event shall the Company provide more than one notice of demand for payment in any thirty (30) day period.

As of March 31, 2013, the Subscriber had paid the Company $100,000 and was issued 400,000 shares of unregistered common stock of the Company.  The Company will record the additional $900,000 and issue the corresponding 3,600,000 shares of common stock in the periods in which the Purchase Price is received.

Operating Leases

The Company leases office and warehouse space.  Rent expense for the three months ended March 31, 2013 and 2012, was $27,474 and $86,798, respectively.

Capital Leases

The Company leases certain office equipment under an agreement classified as a capital lease. The leased assets serve as security for the lease.  The accumulated depreciation of such equipment at March 31, 2013 and December 31, 2012 totaled $7,681 and $6,468, respectively. The net book value of such equipment at March 31, 2013 and December 31, 2012 totaled $6,872 and $8,085, respectively.

13.           Commitments and contingencies (continued)

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business.  While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.

HealthTronics, Inc., along with the Company, are defendants in an alleged breach of contract lawsuit dated April 21, 2006 brought in the Miami-Dade County Circuit Court, Florida by a former limited partner of a former limited partnership of the Company, Bone & Joint Treatment Centers of America.  Bone & Joint Treatment Centers of America, the plaintiff, is seeking greater than $3 million.  The lawsuit went to trial and the Company received a summary judgment in its favor in December 2011.  On January 5, 2012, the plaintiff filed an appeal of the summary judgment and the appeal was heard by a three judge panel on April 29, 2013.  HealthTronics, Inc. has been responsible for the defense of the lawsuit on behalf of the Company and believes the case is unfounded and is contesting the claims vigorously.

 (13)        Commitments and contingencies

Subscription agreement

On November 27, 2012, the Company and David N. Nemelka (the “Subscriber”), the brother of John F. Nemelka, a member of the Company’s board of directors, entered into a subscription agreement (the “Subscription Agreement”) whereby the Subscriber has agreed to purchase from the Company, and the Company has agreed to sell and issue, a total of 4,000,000  shares of the Company’s unregistered common stock at a purchase price equal to $0.25 per share, for an aggregate sales price of $1,000,000 (the “Purchase Price”).  The shares are subject to piggy-back registration rights if the Company files a registration statement for an offering of securities.

The Purchase Price shall be payable to the Company as follows: (i) $50,000 on or before January 31, 2013; (ii) $50,000 on or before February 15, 2013; and (iii) the balance of $900,000 on or before May 27, 2014 (the “Outside Due Date”).  The Subscriber may make payments of the Purchase Price at his discretion in minimum installments of $100,000 each, until the Outside Due Date.

In the event that at any time after February 15, 2013, the Company’s total available cash should be less than $100,000, the Subscriber shall, upon demand of the Company, pay to the Company $100,000 of the then outstanding balance of the Purchase Price, which payment shall be due within thirty (30) days of the demand.  There is no limit on the number of demands that the Company may make pursuant to this provision of the Subscription Agreement, provided, however, that in no event shall the Company provide more than one notice of demand for payment in any thirty (30) day period.

As of December 31, 2012, the Subscriber had paid the Company $25,000 and was issued 100,000 shares of unregistered common stock of the Company.  The Company will record the additional $975,000 and issue the corresponding 3,900,000 shares of common stock in the periods in which the Purchase Price is received.  Subsequent to December 31, 2012, the Subscriber has paid the Company an additional $75,000 and was issued an additional 300,000 shares of unregistered common stock of the Company which was recorded in the first quarter of 2013.

Operating Leases

The Company leases office and warehouse space.  Rent expense for the years ended December 31, 2012 and 2011, was $298,452 and $361,189, respectively.  Minimum future lease payments under non-cancellable operating leases consist of the following:

Year ending December 31,	Amount

2013	$102,576
2014	105,643
2015	90,225
Total	$298,444

Capital Leases

The Company leases certain office equipment under an agreement classified as a capital lease. The leased assets serve as security for the lease.  The accumulated depreciation of such equipment at December 31, 2012 and 2011 totaled $6,468 and $1,617, respectively. The net book value of such equipment at December 31, 2012 and 2011 totaled $8,085 and $12,935, respectively.

The future commitments as of December 31, 2012 under this capital lease agreement are as follows:

Year ending December 31,	Principal	Interest	Total
2013	$4,933	$501	$5,434
2014	3,951	125	4,076
	$8,884	$626	$9,510

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business.  While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.

HealthTronics, Inc., along with the Company, are defendants in an alleged breach of contract lawsuit dated April 21, 2006 brought in the Miami-Dade County Circuit Court, Florida by a former limited partner of a former limited partnership of the Company, Bone & Joint Treatment Centers of America.  Bone & Joint Treatment Centers of America, the plaintiff, is seeking greater than $3 million.    The lawsuit went to trial and the Company received a summary judgment in its favor in December 2011.  On January 5, 2012, the plaintiff filed an appeal of the summary judgment. HealthTronics has been responsible for the defense of the lawsuit on behalf of the Company and believes the case is unfounded and is contesting the claims vigorously.